Reclassifications and Revisions of Prior Period Financial Statements - Schedule of Condensed Consolidated Statements of Cash Flows (Details) - Accounting Changes and Error corrections [Member] - USD ($)
	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025
As previously reported [Member]
Schedule of Condensed Consolidated Statements of Cash Flows [Line Items]
Reverse recapitalization transaction	$ (4,739,169)	$ (4,739,169)
Accrued interest	280,000	280,000
Short-term debt, net	3,750,000	3,750,000
Net cash used in operating activities	(3,762,742)	(8,197,830)
Proceeds from issuance of bridge loans	500,000	500,000
Repayment of bridge loans	(1,660,545)	(1,660,545)
Net cash provided by financing activities	10,278,154	10,278,154
Revision [Member]
Schedule of Condensed Consolidated Statements of Cash Flows [Line Items]
Reverse recapitalization transaction	1,400,000	1,400,000
Accrued interest	(280,000)	(280,000)
Short-term debt, net	(3,750,000)	(3,750,000)
Net cash used in operating activities	(2,630,000)	(2,630,000)
Proceeds from issuance of bridge loans	2,350,000	2,350,000
Repayment of bridge loans	280,000	280,000
Net cash provided by financing activities	2,630,000	2,630,000
As adjusted [Member]
Schedule of Condensed Consolidated Statements of Cash Flows [Line Items]
Reverse recapitalization transaction	(3,339,169)	(3,339,169)
Accrued interest
Short-term debt, net
Net cash used in operating activities	(6,392,742)	(10,827,830)
Proceeds from issuance of bridge loans	2,850,000	2,850,000
Repayment of bridge loans	(1,380,545)	(1,380,545)
Net cash provided by financing activities	$ 12,908,154	$ 12,908,154